Accrued Issuable Equity (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Accrued Issuable Equity [Abstract]
Aggregate value of common shares on monthly basis	$ 5,000
Aggregate value of common shares at end of each quarter	30,000
Accrued issuable equity related to services	$ 43,095